Distribution Date:	05/17/23	BANK 2019-BNK24
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK24
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners,LLC
Current Mortgage Loan and Property Stratification	8-12		Job Warshaw		jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	13-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18	Master Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19		Kathleen Luzik	(703) 647-3473
Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	21	Operating Advisor	Park Bridge Lender Services LLC
			David Rodgers	(212) 230-9025
Collateral Stratification and Historical Detail	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 1	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	24		Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Asset Representations	Park Bridge Lender Services LLC
Interest Shortfall Detail - Collateral Level	28	Reviewer
			David Rodgers	(212) 230-9025
Supplemental Notes	29
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Trustee	Wilmington Trust, National Association
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540VAY1	2.056000%	16,763,000.00	4,033,135.74	320,494.63	6,910.11	0.00	0.00	327,404.74	3,712,641.11	30.34%	30.00%
A-SB	06540VBA2	2.929000%	26,123,000.00	26,123,000.00	0.00	63,761.89	0.00	0.00	63,761.89	26,123,000.00	30.34%	30.00%
A-2	06540VAZ8	2.707000%	237,500,000.00	237,500,000.00	0.00	535,760.42	0.00	0.00	535,760.42	237,500,000.00	30.34%	30.00%
A-3	06540VBB0	2.960000%	534,851,000.00	534,851,000.00	0.00	1,319,299.13	0.00	0.00	1,319,299.13	534,851,000.00	30.34%	30.00%
A-S	06540VBE4	3.283000%	125,197,000.00	125,197,000.00	0.00	342,518.13	0.00	0.00	342,518.13	125,197,000.00	19.47%	19.25%
B	06540VBF1	3.455000%	49,496,000.00	49,496,000.00	0.00	142,507.23	0.00	0.00	142,507.23	49,496,000.00	15.17%	15.00%
C	06540VBG9	3.517458%	46,585,000.00	46,585,000.00	0.00	136,550.65	0.00	0.00	136,550.65	46,585,000.00	11.12%	11.00%
D	06540VAJ4	2.500000%	30,572,000.00	30,572,000.00	0.00	63,691.67	0.00	0.00	63,691.67	30,572,000.00	8.47%	8.38%
E	06540VAL9	2.500000%	23,292,000.00	23,292,000.00	0.00	48,525.00	0.00	0.00	48,525.00	23,292,000.00	6.45%	6.38%
F	06540VAN5	2.811000%	24,749,000.00	24,749,000.00	0.00	57,974.53	0.00	0.00	57,974.53	24,749,000.00	4.30%	4.25%
G	06540VAQ8	2.811000%	11,646,000.00	11,646,000.00	0.00	27,280.76	0.00	0.00	27,280.76	11,646,000.00	3.29%	3.25%
H*	06540VAS4	2.811000%	37,850,589.00	37,850,589.00	0.00	80,559.24	0.00	0.00	80,559.24	37,850,589.00	0.00%	0.00%
V	06540VAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540VAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2MD6A5	3.517458%	61,296,031.03	60,626,038.18	16,868.14	177,281.33	0.00	0.00	194,149.47	60,609,170.04	0.00%	0.00%
Regular SubTotal			1,225,920,620.03	1,212,520,762.92	337,362.77	3,002,620.09	0.00	0.00	3,339,982.86	1,212,183,400.15

X-A	06540VBC8	0.637885%	815,237,000.00	802,507,135.75	0.00	426,589.41	0.00	0.00	426,589.41	802,186,641.11
X-B	06540VBD6	0.185725%	174,693,000.00	174,693,000.00	0.00	27,037.38	0.00	0.00	27,037.38	174,693,000.00
X-D	06540VAA3	1.017458%	53,864,000.00	53,864,000.00	0.00	45,670.30	0.00	0.00	45,670.30	53,864,000.00
X-F	06540VAC9	0.706458%	24,749,000.00	24,749,000.00	0.00	14,570.11	0.00	0.00	14,570.11	24,749,000.00
X-G	06540VAE5	0.706458%	11,646,000.00	11,646,000.00	0.00	6,856.17	0.00	0.00	6,856.17	11,646,000.00
X-H	06540VAG0	0.706458%	37,850,589.00	37,850,589.00	0.00	22,283.21	0.00	0.00	22,283.21	37,850,589.00
Notional SubTotal			1,118,039,589.00	1,105,309,724.75	0.00	543,006.58	0.00	0.00	543,006.58	1,104,989,230.11

Deal Distribution Total					337,362.77	3,545,626.67	0.00	0.00	3,882,989.44

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540VAY1	240.59749090	19.11916900	0.41222395	0.00000000	0.00000000	0.00000000	0.00000000	19.53139295	221.47832190
A-SB	06540VBA2	1,000.00000000	0.00000000	2.44083337	0.00000000	0.00000000	0.00000000	0.00000000	2.44083337	1,000.00000000
A-2	06540VAZ8	1,000.00000000	0.00000000	2.25583335	0.00000000	0.00000000	0.00000000	0.00000000	2.25583335	1,000.00000000
A-3	06540VBB0	1,000.00000000	0.00000000	2.46666666	0.00000000	0.00000000	0.00000000	0.00000000	2.46666666	1,000.00000000
A-S	06540VBE4	1,000.00000000	0.00000000	2.73583337	0.00000000	0.00000000	0.00000000	0.00000000	2.73583337	1,000.00000000
B	06540VBF1	1,000.00000000	0.00000000	2.87916660	0.00000000	0.00000000	0.00000000	0.00000000	2.87916660	1,000.00000000
C	06540VBG9	1,000.00000000	0.00000000	2.93121498	0.00000000	0.00000000	0.00000000	0.00000000	2.93121498	1,000.00000000
D	06540VAJ4	1,000.00000000	0.00000000	2.08333344	0.00000000	0.00000000	0.00000000	0.00000000	2.08333344	1,000.00000000
E	06540VAL9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	06540VAN5	1,000.00000000	0.00000000	2.34249990	0.00000000	0.00000000	0.00000000	0.00000000	2.34249990	1,000.00000000
G	06540VAQ8	1,000.00000000	0.00000000	2.34250043	0.00000000	0.00000000	0.00000000	0.00000000	2.34250043	1,000.00000000
H	06540VAS4	1,000.00000000	0.00000000	2.12834839	0.21415175	0.96777516	0.00000000	0.00000000	2.12834839	1,000.00000000
V	06540VAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540VAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2MD6A5	989.06955575	0.27519139	2.89221548	0.00695999	0.03454661	0.00000000	0.00000000	3.16740687	988.79436436

Notional Certificates
X-A	06540VBC8	984.38507544	0.00000000	0.52327042	0.00000000	0.00000000	0.00000000	0.00000000	0.52327042	983.99194481
X-B	06540VBD6	1,000.00000000	0.00000000	0.15477083	0.00000000	0.00000000	0.00000000	0.00000000	0.15477083	1,000.00000000
X-D	06540VAA3	1,000.00000000	0.00000000	0.84788170	0.00000000	0.00000000	0.00000000	0.00000000	0.84788170	1,000.00000000
X-F	06540VAC9	1,000.00000000	0.00000000	0.58871510	0.00000000	0.00000000	0.00000000	0.00000000	0.58871510	1,000.00000000
X-G	06540VAE5	1,000.00000000	0.00000000	0.58871458	0.00000000	0.00000000	0.00000000	0.00000000	0.58871458	1,000.00000000
X-H	06540VAG0	1,000.00000000	0.00000000	0.58871501	0.00000000	0.00000000	0.00000000	0.00000000	0.58871501	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/23 - 04/30/23	30	0.00	6,910.11	0.00	6,910.11	0.00	0.00	0.00	6,910.11	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	63,761.89	0.00	63,761.89	0.00	0.00	0.00	63,761.89	0.00
A-2	04/01/23 - 04/30/23	30	0.00	535,760.42	0.00	535,760.42	0.00	0.00	0.00	535,760.42	0.00
A-3	04/01/23 - 04/30/23	30	0.00	1,319,299.13	0.00	1,319,299.13	0.00	0.00	0.00	1,319,299.13	0.00
X-A	04/01/23 - 04/30/23	30	0.00	426,589.41	0.00	426,589.41	0.00	0.00	0.00	426,589.41	0.00
X-B	04/01/23 - 04/30/23	30	0.00	27,037.38	0.00	27,037.38	0.00	0.00	0.00	27,037.38	0.00
A-S	04/01/23 - 04/30/23	30	0.00	342,518.13	0.00	342,518.13	0.00	0.00	0.00	342,518.13	0.00
B	04/01/23 - 04/30/23	30	0.00	142,507.23	0.00	142,507.23	0.00	0.00	0.00	142,507.23	0.00
C	04/01/23 - 04/30/23	30	0.00	136,550.65	0.00	136,550.65	0.00	0.00	0.00	136,550.65	0.00
X-D	04/01/23 - 04/30/23	30	0.00	45,670.30	0.00	45,670.30	0.00	0.00	0.00	45,670.30	0.00
X-F	04/01/23 - 04/30/23	30	0.00	14,570.11	0.00	14,570.11	0.00	0.00	0.00	14,570.11	0.00
X-G	04/01/23 - 04/30/23	30	0.00	6,856.17	0.00	6,856.17	0.00	0.00	0.00	6,856.17	0.00
X-H	04/01/23 - 04/30/23	30	0.00	22,283.21	0.00	22,283.21	0.00	0.00	0.00	22,283.21	0.00
D	04/01/23 - 04/30/23	30	0.00	63,691.67	0.00	63,691.67	0.00	0.00	0.00	63,691.67	0.00
E	04/01/23 - 04/30/23	30	0.00	48,525.00	0.00	48,525.00	0.00	0.00	0.00	48,525.00	0.00
F	04/01/23 - 04/30/23	30	0.00	57,974.53	0.00	57,974.53	0.00	0.00	0.00	57,974.53	0.00
G	04/01/23 - 04/30/23	30	0.00	27,280.76	0.00	27,280.76	0.00	0.00	0.00	27,280.76	0.00
H	04/01/23 - 04/30/23	30	28,458.43	88,665.00	0.00	88,665.00	8,105.77	0.00	0.00	80,559.24	36,630.86
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	04/01/23 - 04/30/23	30	1,686.01	177,707.95	0.00	177,707.95	426.62	0.00	0.00	177,281.33	2,117.57
Totals			30,144.44	3,554,159.05	0.00	3,554,159.05	8,532.39	0.00	0.00	3,545,626.67	38,748.43

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information

Total Available Distribution Amount (1)	3,882,989.44
Non-Retained Certificate Available Funds	3,688,839.96
Retained Certificate Available Funds	194,149.47
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,574,223.67	Master Servicing Fee	12,395.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,681.67
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	505.22
ARD Interest	0.00	Operating Advisor Fee	990.23
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	202.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,574,223.67	Total Fees	20,064.64

Principal		Expenses/Reimbursements
Scheduled Principal	337,362.77	Reimbursement for Interest on Advances	194.22
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,147.22
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,190.95
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	337,362.77	Total Expenses/Reimbursements	8,532.39

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,545,626.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	337,362.77
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,882,989.44
Total Funds Collected	3,911,586.44	Total Funds Distributed	3,911,586.47

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,212,520,763.49	1,212,520,763.49	Beginning Certificate Balance	1,212,520,762.92
(-) Scheduled Principal Collections	337,362.77	337,362.77	(-) Principal Distributions	337,362.77
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,212,183,400.72	1,212,183,400.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,212,520,763.49	1,212,520,763.49	Ending Certificate Balance	1,212,183,400.15
Ending Actual Collateral Balance	1,212,183,400.72	1,212,183,400.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	13,500,000.00	1.11%	79	3.2800	NAP	Defeased	1	13,500,000.00	1.11%	79	3.2800	NAP
5,000,000 or less	34	89,737,462.54	7.40%	79	3.4504	1.722027	1.70 or less	30	403,624,911.24	33.30%	78	3.6249	1.216669
5,000,001 to 15,000,000	15	145,496,604.95	12.00%	78	3.8874	1.961424	1.71 to 1.90	9	171,315,584.06	14.13%	78	3.7749	1.780645
15,000,001 to 25,000,000	6	120,231,958.34	9.92%	77	3.6692	2.501930	1.91 to 2.10	3	40,133,333.74	3.31%	79	3.6692	1.929255
25,000,001 to 45,000,000	5	141,717,374.89	11.69%	79	3.4447	2.498505	2.11 to 2.30	8	137,386,162.01	11.33%	79	3.6292	2.229193
45,000,001 to 75,000,000	9	524,500,000.00	43.27%	78	3.4069	2.443124	2.31 to 2.50	4	43,989,927.48	3.63%	79	3.8490	2.368621
75,000,001 or greater	2	177,000,000.00	14.60%	79	3.6840	1.276583	2.51 to 3.00	6	201,079,121.17	16.59%	79	3.2519	2.727746
Totals	72	1,212,183,400.72	100.00%	78	3.5373	2.184552	3.01 to 3.50	4	60,470,990.88	4.99%	75	3.4639	3.211695
							3.51 or greater	7	140,683,370.14	11.61%	78	3.2359	4.090446
							Totals	72	1,212,183,400.72	100.00%	78	3.5373	2.184552
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	13,500,000.00	1.11%	79	3.2800	NAP
							Defeased	1	13,500,000.00	1.11%	79	3.2800	NAP
California	11	191,179,279.86	15.77%	77	3.5503	2.588737
							Industrial	11	25,080,000.00	2.07%	78	2.6533	4.674500
Florida	2	24,400,000.00	2.01%	77	4.0815	4.035572
							Lodging	9	183,986,852.39	15.18%	79	3.7402	1.916846
Idaho	1	11,641,814.52	0.96%	78	4.1580	1.795200
							Mixed Use	4	64,331,958.34	5.31%	77	3.8722	1.568000
Illinois	2	13,455,060.18	1.11%	79	4.4047	2.251849
							Multi-Family	53	427,605,609.02	35.28%	78	3.5028	1.780896
Indiana	4	9,050,808.04	0.75%	78	2.6533	4.674500
							Office	9	398,646,722.89	32.89%	78	3.4173	2.180418
Iowa	1	1,490,127.97	0.12%	78	2.6533	4.674500
							Retail	12	76,759,758.08	6.33%	79	3.9009	2.396452
Kentucky	1	1,884,438.76	0.16%	78	2.6533	4.674500
							Self Storage	4	22,272,500.00	1.84%	79	3.6005	3.402570
Louisiana	1	74,000,000.00	6.10%	79	3.8330	1.777300
							Totals	103	1,212,183,400.72	100.00%	78	3.5373	2.184552
Maryland	2	66,752,577.70	5.51%	78	3.3829	2.769499

Missouri	1	2,828,950.64	0.23%	78	2.6533	4.674500

Nevada	2	39,617,257.74	3.27%	79	3.6323	2.335248

New Jersey	1	5,843,481.50	0.48%	79	4.6800	1.931500

New York	47	581,897,731.99	48.00%	78	3.4219	1.641822

Ohio	1	4,332,833.64	0.36%	78	2.6533	4.674500

Oklahoma	3	18,117,662.98	1.49%	78	4.1574	2.010103

Pennsylvania	8	30,944,511.88	2.55%	79	3.8329	2.411255

Texas	11	110,501,111.95	9.12%	79	3.6403	1.847384

Virginia	2	6,195,751.37	0.51%	77	3.1214	3.900792

Wisconsin	1	4,550,000.00	0.38%	79	3.9900	2.244000

Totals	103	1,212,183,400.72	100.00%	78	3.5373	2.184552

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	13,500,000.00	1.11%	79	3.2800	NAP	Defeased	1	13,500,000.00	1.11%	79	3.2800	NAP
	3.4999% or less	39	555,241,509.89	45.81%	78	3.2566	2.563989	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	22	569,208,354.73	46.96%	79	3.7067	1.752749	13 months or greater	71	1,198,683,400.72	98.89%	78	3.5402	2.170864
	4.0000% or greater	10	74,233,536.10	6.12%	77	4.3845	2.436443	Totals	72	1,212,183,400.72	100.00%	78	3.5373	2.184552
	Totals	72	1,212,183,400.72	100.00%	78	3.5373	2.184552
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	13,500,000.00	1.11%	79	3.2800	NAP	Defeased	1	13,500,000.00	1.11%	79	3.2800	NAP
	114 months or less	71	1,198,683,400.72	98.89%	78	3.5402	2.170864	Interest Only	30	905,317,500.00	74.68%	78	3.4936	2.302820
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or less	33	264,776,775.96	21.84%	78	3.7249	1.836319
	Totals	72	1,212,183,400.72	100.00%	78	3.5373	2.184552	359 months or greater	8	28,589,124.76	2.36%	79	3.3029	1.090641
								Totals	72	1,212,183,400.72	100.00%	78	3.5373	2.184552
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	13,500,000.00	1.11%	79	3.2800	NAP			No outstanding loans in this group
Underwriter's Information		2	75,000,000.00	6.19%	78	3.1500	3.790000
	12 months or less	40	1,017,752,696.10	83.96%	78	3.5787	2.100955
	13 months to 24 months	26	78,064,253.68	6.44%	79	3.3176	1.873014
	25 months or greater	3	27,866,450.94	2.30%	79	3.8048	1.200728
	Totals	72	1,212,183,400.72	100.00%	78	3.5373	2.184552
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310954012	OF	New York	NY	Actual/360	2.950%	184,375.00	0.00	0.00	N/A	12/06/29	--	75,000,000.00	75,000,000.00	05/06/23
1A	453012276				Actual/360	2.950%	61,458.33	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	05/06/23
2	300801973	MF	Long Island City	NY	Actual/360	3.250%	135,416.67	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	05/10/23
2A	310953208				Actual/360	3.250%	135,416.67	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	05/10/23
3	1959242	OF	New York	NY	Actual/360	3.610%	300,833.33	0.00	0.00	N/A	12/01/29	--	100,000,000.00	100,000,000.00	05/01/23
4	1959030	MF	Bronx	NY	Actual/360	3.780%	242,550.00	0.00	0.00	N/A	12/01/29	--	77,000,000.00	77,000,000.00	05/01/23
5	310952137	LO	New Orleans	LA	Actual/360	3.833%	236,368.33	0.00	0.00	N/A	12/11/29	--	74,000,000.00	74,000,000.00	05/11/23
6	322980006	OF	Rockville	MD	Actual/360	3.398%	185,191.00	0.00	0.00	N/A	11/01/29	--	65,400,000.00	65,400,000.00	05/05/23
7	300802013	LO	Austin	TX	Actual/360	3.540%	183,785.00	0.00	0.00	N/A	12/01/29	--	62,300,000.00	62,300,000.00	05/01/23
8	310950856	OF	New York	NY	Actual/360	3.465%	150,150.00	0.00	0.00	N/A	11/11/29	--	52,000,000.00	52,000,000.00	05/11/23
9	300801962	OF	San Francisco	CA	Actual/360	3.450%	143,750.00	0.00	0.00	08/01/29	08/01/34	--	50,000,000.00	50,000,000.00	05/01/23
10	300801997	MF	Los Angeles	CA	Actual/360	3.528%	134,652.00	0.00	0.00	N/A	11/01/29	--	45,800,000.00	45,800,000.00	05/01/23
11	300802014	LO	Irvine	CA	Actual/360	3.529%	91,462.15	58,383.98	0.00	N/A	12/01/29	--	31,100,758.87	31,042,374.89	05/01/23
12	310953249	RT	Various	PA	Actual/360	3.870%	96,750.00	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	05/06/23
13	300802006	MF	Baytown	TX	Actual/360	3.565%	87,565.31	0.00	0.00	N/A	12/01/29	--	29,475,000.00	29,475,000.00	05/01/23
14	1959322	RT	Las Vegas	NV	Actual/360	3.480%	75,748.00	0.00	0.00	N/A	12/01/29	--	26,120,000.00	26,120,000.00	05/01/23
15	300801994	IN	Various	Various	Actual/360	2.653%	55,453.13	0.00	0.00	N/A	11/07/29	--	25,080,000.00	25,080,000.00	05/07/23
16	300802001	MF	Sarasota	FL	Actual/360	4.020%	73,700.00	0.00	0.00	N/A	10/01/29	--	22,000,000.00	22,000,000.00	05/01/23
17	310952418	MF	Los Angeles	CA	Actual/360	3.451%	58,954.58	0.00	0.00	N/A	11/11/29	--	20,500,000.00	20,500,000.00	05/11/23
18	1960026	MU	New York	NY	Actual/360	3.970%	66,828.33	0.00	0.00	N/A	12/01/29	--	20,200,000.00	20,200,000.00	05/01/23
19	310951017	MU	Patchogue	NY	Actual/360	3.950%	54,499.55	24,866.80	0.00	N/A	03/11/29	--	16,556,825.14	16,531,958.34	05/11/23
20	1960025	MU	New York	NY	Actual/360	3.920%	52,266.67	0.00	0.00	N/A	12/01/29	--	16,000,000.00	16,000,000.00	05/01/23
21	470115710	MF	Long Beach	NY	Actual/360	3.290%	38,356.76	27,253.94	0.00	N/A	12/01/29	--	13,990,307.94	13,963,054.00	05/01/23
22	410950267	OF	Henderson	NV	Actual/360	3.927%	44,248.20	23,965.94	0.00	N/A	11/11/29	--	13,521,223.68	13,497,257.74	05/11/23
23	300802002	SS	Various	CA	Actual/360	3.435%	40,282.53	0.00	0.00	N/A	12/01/29	--	14,072,500.00	14,072,500.00	05/01/23
24	1959538	MF	Katy	TX	Actual/360	3.990%	46,550.00	0.00	0.00	N/A	11/01/29	--	14,000,000.00	14,000,000.00	05/01/23
25	1855689	OF	Irvington	NY	Actual/360	3.280%	36,900.00	0.00	0.00	N/A	12/01/29	06/01/29	13,500,000.00	13,500,000.00	05/01/23
26	600952312	LO	Eagle	ID	Actual/360	4.158%	40,407.93	19,926.62	0.00	N/A	11/11/29	--	11,661,741.14	11,641,814.52	05/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	470116090	MF	Forest Hills	NY	Actual/360	3.240%	30,141.14	22,017.78	0.00	N/A	11/01/29	--	11,163,386.84	11,141,369.06	05/01/23
28	300802019	MU	Huntington Park	CA	Actual/360	3.525%	34,075.00	0.00	0.00	N/A	12/01/29	--	11,600,000.00	11,600,000.00	05/01/23
29	300801905	OF	San Diego	CA	Actual/360	4.810%	36,782.36	12,067.75	0.00	N/A	05/01/29	--	9,176,472.72	9,164,404.97	05/01/23
30	310952423	MF	Encino	CA	Actual/360	3.451%	25,882.50	0.00	0.00	N/A	11/11/29	--	9,000,000.00	9,000,000.00	05/11/23
31	1958144	RT	Collinsville	IL	Actual/360	4.550%	29,840.42	0.00	0.00	N/A	12/01/29	--	7,870,000.00	7,870,000.00	05/01/23
32	322980032	MF	Midwest City	OK	Actual/360	3.910%	23,834.71	0.00	0.00	N/A	12/01/29	--	7,315,000.00	7,315,000.00	05/01/23
33	1957380	RT	Totowa	NJ	Actual/360	4.680%	22,819.25	7,608.43	0.00	N/A	12/01/29	--	5,851,089.93	5,843,481.50	05/01/23
34	610952408	SS	Edmond	OK	Actual/360	3.570%	17,255.00	0.00	0.00	N/A	11/11/29	--	5,800,000.00	5,800,000.00	05/11/23
35	1959232	OF	Downers Grove	IL	Actual/360	4.200%	19,577.09	8,394.69	0.00	N/A	12/01/29	--	5,593,454.87	5,585,060.18	05/01/23
36	1956602	LO	Enid	OK	Actual/360	5.200%	21,746.81	15,832.22	0.00	N/A	11/01/29	--	5,018,495.20	5,002,662.98	05/01/23
37	470116440	MF	New York	NY	Actual/360	3.090%	12,552.94	5,969.78	0.00	N/A	11/01/29	--	4,874,928.71	4,868,958.93	05/01/23
38	470116330	MF	North White Plains	NY	Actual/360	3.150%	11,250.12	10,834.20	0.00	N/A	11/01/29	--	4,285,761.68	4,274,927.48	05/01/23
39	1959758	RT	Franklin	WI	Actual/360	3.990%	15,128.75	0.00	0.00	N/A	12/01/29	--	4,550,000.00	4,550,000.00	05/01/23
40	470116170	MF	New York	NY	Actual/360	3.490%	13,087.50	0.00	0.00	N/A	12/01/29	--	4,500,000.00	4,500,000.00	05/01/23
41	470116390	MF	Yonkers	NY	Actual/360	3.330%	11,981.70	4,995.07	0.00	N/A	12/01/29	--	4,317,730.94	4,312,735.87	05/01/23
42	470116350	MF	Kew Gardens	NY	Actual/360	3.240%	10,999.78	4,808.23	0.00	N/A	12/01/29	--	4,073,992.43	4,069,184.20	05/01/23
43	470115370	MF	Flushing	NY	Actual/360	3.460%	11,081.07	4,318.76	0.00	N/A	12/01/29	--	3,843,144.08	3,838,825.32	05/01/23
44	470116000	MF	New York	NY	Actual/360	3.500%	10,500.00	0.00	0.00	N/A	12/01/29	--	3,600,000.00	3,600,000.00	05/01/23
45	470116570	MF	Brooklyn	NY	Actual/360	3.250%	8,836.79	6,395.43	0.00	N/A	12/01/29	--	3,262,815.50	3,256,420.07	05/01/23
46	470115830	MF	Bronx	NY	Actual/360	3.420%	9,568.98	3,822.29	0.00	N/A	11/01/29	--	3,357,537.36	3,353,715.07	05/01/23
47	470116270	MF	Bronx	NY	Actual/360	3.190%	8,650.07	6,467.13	0.00	N/A	11/01/29	--	3,253,944.48	3,247,477.35	05/01/23
48	470116550	MF	Yonkers	NY	Actual/360	3.320%	8,626.56	3,615.21	0.00	N/A	12/01/29	--	3,118,035.06	3,114,419.85	05/01/23
49	470115760	MF	Yonkers	NY	Actual/360	3.330%	8,140.95	5,706.74	0.00	N/A	11/01/29	--	2,933,675.19	2,927,968.45	05/01/23
50	1957891	OF	Chesapeake	VA	Actual/360	3.620%	9,050.00	0.00	0.00	N/A	09/05/29	--	3,000,000.00	3,000,000.00	05/05/23
51	470116600	MF	Bronx	NY	Actual/360	3.190%	6,720.99	5,950.81	0.00	N/A	12/01/29	--	2,528,270.93	2,522,320.12	05/01/23
52	470116760	MF	Bronx	NY	Actual/360	3.480%	7,663.83	2,956.46	0.00	N/A	12/01/29	--	2,642,700.96	2,639,744.50	05/01/23
53	470116640	MF	Forest Hills	NY	Actual/360	3.280%	6,882.40	4,912.67	0.00	N/A	12/01/29	--	2,517,949.43	2,513,036.76	05/01/23
54	470116290	MF	Dobbs Ferry	NY	Actual/360	3.200%	6,570.70	4,889.67	0.00	N/A	11/01/29	--	2,464,010.84	2,459,121.17	05/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	322980055	RT	Houston	TX	Actual/360	4.680%	9,282.13	3,757.27	0.00	N/A	10/01/29	--	2,380,033.85	2,376,276.58	05/01/23
56	470116310	MF	New Rochelle	NY	Actual/360	3.160%	6,305.30	2,876.37	0.00	N/A	12/01/29	--	2,394,417.39	2,391,541.02	05/01/23
58	410952302	MF	Corpus Christi	TX	Actual/360	4.107%	8,056.12	4,033.99	0.00	N/A	12/11/29	--	2,353,869.36	2,349,835.37	05/11/23
59	1958226	SS	Callaway	FL	Actual/360	4.645%	9,290.00	0.00	0.00	N/A	12/01/29	--	2,400,000.00	2,400,000.00	05/01/23
60	470116470	MF	East Rockaway	NY	Actual/360	3.350%	6,123.26	4,233.51	0.00	N/A	12/01/29	--	2,193,407.43	2,189,173.92	05/01/23
61	470116420	MF	Forest Hills	NY	Actual/360	3.340%	5,974.37	4,149.34	0.00	N/A	12/01/29	--	2,146,479.97	2,142,330.63	05/01/23
62	470115000	MF	New York	NY	Actual/360	3.330%	5,556.52	3,895.08	0.00	N/A	11/01/29	--	2,002,349.66	1,998,454.58	05/01/23
63	470116050	MF	Hastings	NY	Actual/360	3.230%	4,506.65	3,307.32	0.00	N/A	11/01/29	--	1,674,298.20	1,670,990.88	05/01/23
64	470115860	MF	New York	NY	Actual/360	3.220%	3,993.01	2,943.97	0.00	N/A	11/01/29	--	1,488,078.63	1,485,134.66	05/01/23
65	470116720	MF	Brooklyn	NY	Actual/360	3.350%	3,647.90	2,522.09	0.00	N/A	12/01/29	--	1,306,710.80	1,304,188.71	05/01/23
66	470115970	MF	New Rochelle	NY	Actual/360	3.640%	4,095.00	0.00	0.00	N/A	11/01/29	--	1,350,000.00	1,350,000.00	05/01/23
67	470116230	MF	New York	NY	Actual/360	3.500%	3,545.36	2,292.22	0.00	N/A	12/01/29	--	1,215,552.52	1,213,260.30	05/01/23
68	470116190	MF	Brooklyn	NY	Actual/360	3.290%	2,807.33	2,004.12	0.00	N/A	11/01/29	--	1,023,949.44	1,021,945.32	05/01/23
69	470115880	MF	New York	NY	Actual/360	3.290%	2,557.12	1,816.93	0.00	N/A	12/01/29	--	932,687.07	930,870.14	05/01/23
70	470113030	MF	Brooklyn	NY	Actual/360	3.520%	2,743.43	1,758.19	0.00	N/A	12/01/29	--	935,261.65	933,503.46	05/01/23
71	470116490	MF	Brooklyn	NY	Actual/360	3.310%	2,573.29	1,811.77	0.00	N/A	12/01/29	--	932,913.60	931,101.83	05/01/23
Totals							3,574,223.67	337,362.77	0.00				1,212,520,763.49	1,212,183,400.72
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	106,093,678.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	49,622,127.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,061,068.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,798,340.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,944,003.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	25,072,911.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,961,078.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,298,290.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	67,955,939.48	46,654,151.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	1,816,173.43	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,823,398.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	10,546,848.38	7,064,936.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,523,734.87	684,962.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,618,154.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	29,656,115.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,909,308.65	939,274.31	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,865,046.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	893,442.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,263,843.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	344,369.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,124,530.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,263,868.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,811,212.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,055,724.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,188,220.90	1,493,779.59	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	41,930.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,108,521.68	317,701.88	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	682,149.43	780,070.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	683,276.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	893,756.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	678,562.00	586,786.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	575,204.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	610,449.31	168,751.37	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	849,727.20	199,230.26	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	28,891.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	309,146.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	620,606.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	415,800.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	91,990.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	366,022.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	168,992.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	166,022.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	900,326.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	175,177.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	184,158.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	349,768.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	61,443.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	205,190.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	299,107.93	287,970.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	1,390.59	0.00
51	282,051.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	116,632.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	175,295.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	347,609.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	160,506.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	99,322.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	128,659.44	80,233.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	281,565.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	231,729.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	151,961.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	(20,401.19)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	287,913.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	142,522.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	124,796.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	114,221.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	89,425.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	78,535.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	261,562.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	73,812.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	117,553.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	353,062,373.46	61,418,390.32				0.00	0.00	0.00	0.00	1,390.59	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537273%	3.517424%	78
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537315%	3.509994%	79
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537354%	3.510027%	80
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537404%	3.510070%	81
01/18/23	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	3.537443%	3.510103%	82
12/16/22	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537481%	3.510135%	83
11/18/22	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537516%	3.510163%	84
10/17/22	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537547%	3.510189%	85
09/16/22	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,500,000.00	3.537582%	3.510217%	86
08/17/22	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537282%	3.509787%	87
07/15/22	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537305%	3.509804%	88
06/17/22	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537331%	3.509823%	89
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,212,183,401	1,212,183,401	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	1,212,183,401	1,212,183,401	0	0	0	0
Apr-23	1,212,520,763	1,212,520,763	0	0	0	0
Mar-23	1,212,837,214	1,212,837,214	0	0	0	0
Feb-23	1,213,212,406	1,213,212,406	0	0	0	0
Jan-23	1,213,526,663	1,177,326,663	0	0	36,200,000	0
Dec-22	1,213,839,927	1,177,639,927	0	0	36,200,000	0
Nov-22	1,214,164,747	1,177,964,747	0	0	36,200,000	0
Oct-22	1,214,469,294	1,178,269,294	0	0	36,200,000	0
Sep-22	1,214,792,198	1,178,592,198	0	0	36,200,000	0
Aug-22	1,217,572,370	1,181,372,370	0	0	36,200,000	0
Jul-22	1,217,851,666	1,181,651,666	0	0	36,200,000	0
Jun-22	1,218,147,661	1,181,947,661	0	0	36,200,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	1960026	20,200,000.00	20,200,000.00	21,400,000.00	10/17/22	882,192.00	1.08500	12/31/20	12/01/29	I/O
20	1960025	16,000,000.00	16,000,000.00	15,800,000.00	10/17/22	344,369.00	1.09810	06/30/22	12/01/29	I/O
Totals		36,200,000.00	36,200,000.00	37,200,000.00		1,226,561.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	1960026	MU	NY	02/03/21	8
Special Servicer comments were not provided, as this loan returned to Master Servicing in the current cycle.

20	1960025	MU	NY	02/03/21	8
Special Servicer comments were not provided, as this loan returned to Master Servicing in the current cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	300802013	62,300,000.00	3.54000%	62,300,000.00 3.54000%		10	06/17/20	04/01/20	08/11/20
18	1960026	0.00	3.97000%	0.00	3.97000%	9	11/01/22	11/01/22	--
20	1960025	0.00	3.92000%	0.00	3.92000%	9	12/01/22	12/01/22	--
Totals		62,300,000.00		62,300,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	3,647.22	0.00	668.28	0.00	0.00	0.00	194.22	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	522.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,147.22	0.00	1,190.95	0.00	0.00	0.00	194.22	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,532.39

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Supplemental Notes
None

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